Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

Megan H. Koehler

February 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the February 1, 2024 Thornburg Managed Account Funds Prospectus (Class I), Thornburg Funds Retail and Institutional Shares Statement of Additional Information (“SAI”)(Classes A, C, C2, and I), Thornburg Retirement Plan Shares SAI (Classes R3, R4, R5, and R6), and Thornburg Managed Account Funds SAI (Class I), applicable to each series of the Trust offering such share classes, that would have been filed pursuant to rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 154 to the Trust’s Registration Statement under the Securities Act and Amendment No. 171 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically via EDGAR on January 30, 2024 (Accession No. 0001999371-24-001187).

The February 1, 2024 Thornburg Funds Retail and Institutional Shares Prospectus (Classes A, C, C2, and I) and Thornburg Retirement Plan Shares Prospectus (Classes R3, R4, R5, and R6) applicable to each series of the Trust offering such share classes were filed electronically via EDGAR in accordance with rule 497(c) on January 31, 2024 (Accession No. 0001999371-24-001264).

Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901